PROVISION FOR ONEROUS CONTRACTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	R$ 209,099	R$ 438,681
Ending balance of onerous contracts provision	1,071,128	209,099
Current Liabilities	120,660		R$ 10,517
Non-current Liabilities	950,468	209,099	428,164
Total onerous contracts provision	1,071,128	209,099	438,681
Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	209,099	438,681
Constitutions to onerous contracts provision	862,029	61,977
Ending balance of onerous contracts provision	1,071,128	209,099
Total onerous contracts provision	1,071,128	209,099	438,681
Jirau Energia | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	209,099
Constitutions to onerous contracts provision	729,536
Onerous contracts provisions, Write-Off	729,536
Ending balance of onerous contracts provision	938,635	209,099
Total onerous contracts provision	938,635	209,099
Omega | Generation
ONEROUS CONTRACTS
Constitutions to onerous contracts provision	58,548
Ending balance of onerous contracts provision	58,548
Total onerous contracts provision	58,548
BTG | Generation
ONEROUS CONTRACTS
Constitutions to onerous contracts provision	20,284
Ending balance of onerous contracts provision	20,284
Total onerous contracts provision	20,284
Companhia Energtica Sinop | Generation
ONEROUS CONTRACTS
Constitutions to onerous contracts provision	18,732
Ending balance of onerous contracts provision	18,732
Total onerous contracts provision	18,732
Enerpeixe | Generation
ONEROUS CONTRACTS
Constitutions to onerous contracts provision	16,453
Ending balance of onerous contracts provision	16,453
Total onerous contracts provision	16,453
CPFL Energia | Generation
ONEROUS CONTRACTS
Constitutions to onerous contracts provision	6,571
Ending balance of onerous contracts provision	6,571
Total onerous contracts provision	6,571
Empresa de Energia Sao Manoel | Generation
ONEROUS CONTRACTS
Constitutions to onerous contracts provision	5,223
Ending balance of onerous contracts provision	5,223
Total onerous contracts provision	5,223
Alpek | Generation
ONEROUS CONTRACTS
Constitutions to onerous contracts provision	2,546
Ending balance of onerous contracts provision	2,546
Total onerous contracts provision	2,546
Pedra | Generation
ONEROUS CONTRACTS
Constitutions to onerous contracts provision	4,136
Ending balance of onerous contracts provision	4,136
Total onerous contracts provision	4,136
Jirau | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	R$ 209,099	147,122
Constitutions to onerous contracts provision		61,977
Ending balance of onerous contracts provision		209,099
Total onerous contracts provision		209,099	147,122
Funil | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		280,527
Total onerous contracts provision			280,527
Coaracy Nunes | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		R$ 11,032
Total onerous contracts provision			R$ 11,032